Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

As of June 30, 2024 and 2025, prepaid expenses and other current assets, net consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Prepayments	—	12,352,272
Employee loan	300,000	8,007,093
Advance to staff	2,604,854	3,985,732
Deposits(a)	1,928,641	2,540,197
Prepaid expenses	940,146	366,172
Value-added tax recoverable	808,479	429,063
Others	593,920	4,286,861
	7,176,040	31,967,390
Less: Allowance for credit losses	(351,955)	(351,955)
Total prepayments and other current assets, net	6,824,085	31,615,435

(a)	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.

The movement of the expected credit loss against prepaid expenses and other receivables for the years ended June 30, 2023, 2024 and 2025 is as follows:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Opening balance	351,955	351,955
Provision (reversal of provision) of expected credit losses	1,800,000	—
Writing off against other receivable	(1, 800,000)	—
Ending balance	351,955	351,955